PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 3,016	$ 2,898
Additions	1,309	867
Disposals	(35)	(28)
Depreciation charge for the year	(578)	(529)
Divestment and reclassification as held for sale	(97)	(81)
Impairment	(12)	(6)
Impairment reversal	3	3
Transfers	(3)	(22)
Modifications and reassessments	127	103
Translation adjustment	27	(189)
Property, plant and equipment including right-of-use assets at end of period	3,757	3,016
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	7,529
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(3,772)
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	861	821
Additions	540	181
Disposals	(28)	(12)
Depreciation charge for the year	(193)	(155)
Divestment and reclassification as held for sale	(29)	(7)
Impairment	(1)	(1)
Impairment reversal	1	1
Transfers	(1)	(10)
Modifications and reassessments	127	103
Translation adjustment	7	(60)
Property, plant and equipment including right-of-use assets at end of period	1,284	861
Right-of-use assets | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	1,852
Right-of-use assets | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(568)
Property and equipment | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,714	1,688
Additions	68	82
Disposals	(5)	(11)
Depreciation charge for the year	(340)	(335)
Divestment and reclassification as held for sale	(60)	(44)
Impairment	(8)	(3)
Impairment reversal	0	1
Transfers	550	433
Modifications and reassessments	0	0
Translation adjustment	6	(97)
Property, plant and equipment including right-of-use assets at end of period	1,925	1,714
Property and equipment | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	72	61
Additions	5	3
Disposals	0	0
Depreciation charge for the year	(9)	(8)
Divestment and reclassification as held for sale	0	0
Impairment	0	0
Impairment reversal	0	0
Transfers	41	22
Modifications and reassessments	0	0
Translation adjustment	3	(6)
Property, plant and equipment including right-of-use assets at end of period	112	72
Property and equipment | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	102	102
Additions	41	29
Disposals	0	(5)
Depreciation charge for the year	(36)	(31)
Divestment and reclassification as held for sale	(1)	(9)
Impairment	0	0
Impairment reversal	0	0
Transfers	32	26
Modifications and reassessments	0	0
Translation adjustment	4	(10)
Property, plant and equipment including right-of-use assets at end of period	142	102
Property and equipment | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	267	226
Additions	655	572
Disposals	(2)
Depreciation charge for the year	0	0
Divestment and reclassification as held for sale	(7)	(21)
Impairment	(3)	(2)
Impairment reversal	2	1
Transfers	(625)	(493)
Modifications and reassessments	0	0
Translation adjustment	7	(16)
Property, plant and equipment including right-of-use assets at end of period	294	267
Property and equipment | Equipment not installed and assets under construction, netting
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals		$ 0
Property and equipment | Cost | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	4,741
Property and equipment | Cost | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	210
Property and equipment | Cost | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	422
Property and equipment | Cost | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	304
Property and equipment | Accumulated depreciation and impairment | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(2,816)
Property and equipment | Accumulated depreciation and impairment | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(98)
Property and equipment | Accumulated depreciation and impairment | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(280)
Property and equipment | Accumulated depreciation and impairment | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	$ (10)